Share Based Compensation - Schedule of Movements in the number of RSUs and Awarded Shares (Details) - 2017 Restricted Share Scheme and 2017 Option Plan - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance	41,011,362	26,659,516	13,724,100
Granted	19,136,384	24,156,236	19,567,514
Vested	(13,096,270)	(7,732,794)	(5,700,520)
Forfeited	(3,323,378)	(2,071,596)	(931,578)
Number of options outstanding ending balance	43,728,098	41,011,362	26,659,516
Expected to vest as at December 31	39,425,569	37,672,420	24,377,060